ACCOUNTS RECEIVABLE, NET - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts:
Balance at beginning of year	¥ (6,247)	¥ (2,993)
Addition	(6,930)	(7,857)
Written off	1,771	4,603
Balance at end of year	¥ (11,406)	¥ (6,247)